FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  September 30, 2009

               Check here if Amendment [ ]; Amendment Number: [ ]

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.


              Institutional Investment Manager Filing this Report:


                             Name: Harvey Partners, LLC

            Address:  900 Third Avenue, 2nd Floor, New York, NY 10022
          -------------------------------------------------------------


                         Form 13F File Number: 28-12901
                       ----------------------------------
         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Jeffrey C. Moskowitz
         -----------------------

Title:   Managing Member
         -----------------------

Phone:   (212) 389-8760
         -----------------------

Signature, Place, and Date of Signing:

/s/ Jeffrey C. Moskowitz                 New York, NY        November 16, 2009
---------------------------       ------------------------  --------------------
[Signature]                            [City, State]                [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             Form 13F Summary Page

                                 Report Summary




Number of Other Included Managers:        None
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Form 13F Information Table Entry Total:   60
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Form 13F Information Table Value Total:   $ 122,101 (thousands)
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List of Other Included Managers:   None








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                           FORM 13F INFORMATION TABLE


                              Harvey Partners, LLC
                                    FORM 13F
                               September 30, 2009


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    Column 1                    Column 2       Column 3     Column 4        Column 5       Column 6   Column 7        Column 8

                                Title of                     Value     Shares or   SH/ Put/  Investment  Other      Voting Authority
  Name of Issuer                 Class         CUSIP       (x$1000)   Prin. Amt.  PRN Call  Discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
AIR METHODS CORP                 COM PAR $.06     009128307   4,072       125,000  SH          Sole                125,000
AMERIGON INC                     COM              03070L300     106        14,300  SH          Sole                 14,300
ANADIGICS INC                    COM              032515108   3,297       700,000  SH          Sole                700,000
ARBITRON INC                     COM              03875Q108   2,003        96,470  SH          Sole                 96,470
ASHLAND INC. NEW                 COM              044209104   1,895        43,850  SH          Sole                 43,850
ASTEC INDS INC                   COM              046224101   3,183       125,000  SH          Sole                125,000
C & D TECHNOLOGIES INC           COM              124661109     512       238,000  SH          Sole                238,000
CALIFORNIA MICRO DEVICES COR     COM              130439102   2,576       800,000  SH          Sole                800,000
CHART INDS INC                   COM PAR $.01     16115Q308     616        28,525  SH          Sole                 28,525
CHART INDS INC                   COM PAR $.01     16115Q308       6            30  SH   CALL   Sole                     30
CLIFFS NATURAL RESOURCES INC     COM              18683K101   3,721       115,000  SH          Sole                115,000
CLIFFS NATURAL RESOURCES INC     COM              18683K101     404         1,370  SH   CALL   Sole                  1,370
DANA HOLDING CORP                COM              235825205   1,873       275,000  SH          Sole                275,000
DIVX INC                         COM              255413106     253        46,321  SH          Sole                 46,321
DOMTAR CORP                      COM NEW          257559203   2,323        65,950  SH          Sole                 65,950
ENPRO INDS INC                   COM              29355X107   3,466       151,600  SH          Sole                151,600
ENTEGRIS INC                     COM              29362U104   5,940     1,200,000  SH          Sole              1,200,000
GLOBALOPTIONS GROUP INC          COM NEW          37946D209   1,235       690,000  SH          Sole                690,000
HOME BANCSHARES INC              COM              436893200     965        44,000  SH          Sole                 44,000
ICO INC NEW                      COM              449293109   4,764     1,020,000  SH          Sole              1,020,000
ISHARES TR INDEX                 RUSSELL 2000     464287655     312         2,000  SH   PUT    Sole                  2,000
ITERIS INC                       COM              46564T107   1,476     1,011,000  SH          Sole              1,011,000
KHD HUMBOLDT WEDAG INTL LTD      COM              482462108     805        77,500  SH          Sole                 77,500
KHD HUMBOLDT WEDAG INTL LTD      COM              482462108     171         1,200  SH   CALL   Sole                  1,200
LATTICE SEMICONDUCTOR CORP       COM              518415104   3,532     1,570,000  SH          Sole              1,570,000
LIMELIGHT NETWORKS INC           COM              53261M104      36           697  SH   CALL   Sole                    697
LSI CORPORATION                  COM              502161102   2,402       437,500  SH          Sole                437,500



MAGMA DESIGN AUTOMATION          COM              559181102     528       252,500  SH          Sole                252,500
MATTSON TECHNOLOGY INC           COM              577223100   1,692       600,000  SH          Sole                600,000
MEMC ELECTR MATLS INC            COM              552715104   2,952       177,500  SH          Sole                177,500
MGIC INVT CORP WIS               COM              552848103   1,890       255,000  SH          Sole                255,000
MGIC INVT CORP WIS               COM              552848103      37         3,000  SH   CALL   Sole                  3,000
MICROCHIP TECHNOLOGY INC         COM              595017104   3,975       150,000  SH          Sole                150,000
MICROSOFT CORP                   COM              594918104   2,831       110,080  SH          Sole                110,080
MINDSPEED TECHNOLOGIES INC       COM NEW          602682205   2,909     1,010,000  SH          Sole              1,010,000
OIL DRI CORP AMER                COM              677864100   2,755       190,000  SH          Sole                190,000
ORCHIDS PAPER PRODS CO DEL       COM              68572N104   1,660        83,000  SH          Sole                 83,000
POWERSHARES QQQ TRUST            UNIT SER 1       73935A104      73         1,000  SH   PUT    Sole                  1,000
PROSHARES TR                     PSHS ULTSHT      74347R628     609        24,328  SH          Sole                 24,328
                                 FINL
QUANTUM CORP                     COM DSSG         747906204   1,197       950,000  SH          Sole                950,000
RADIAN GROUP INC                 COM              750236101   1,856       175,400  SH          Sole                175,400
ROGERS CORP                      COM              775133101   4,439       148,100  SH          Sole                148,100
SANMINA SCI CORP                 COM NEW          800907206   2,007       233,333  SH          Sole                233,333
SCHIFF NUTRITION INTL INC        COM              806693107   2,866       550,000  SH          Sole                550,000
SCHULMAN A INC                   COM              808194104     295        14,800  SH          Sole                 14,800
SEAGATE TECHNOLOGY               SHS              G7945J104   7,606       500,106  SH          Sole                500,106
SEAGATE TECHNOLOGY               SHS              G7945J104     100         4,000  SH   CALL   Sole                  4,000
SILICON IMAGE INC                COM              82705T102   2,435     1,002,155  SH          Sole              1,002,155
SOLUTIA INC                      COM NEW          834376501   3,910       337,700  SH          Sole                337,700
SONOCO PRODS CO                  COM              835495102   3,030       110,000  SH          Sole                110,000
SUNCOR ENERGY INC NEW            COM              867224107   2,765        80,000  SH          Sole                 80,000
SUPERIOR INDS INTL INC           COM              868168105     621        43,762  SH          Sole                 43,762
TAKE-TWO INTERACTIVE SOFTWAR     COM              874054109   2,567       229,000  SH          Sole                229,000
TAKE-TWO INTERACTIVE SOFTWAR     COM              874054109     113         1,500  SH   CALL   Sole                  1,500
TRIDENT MICROSYSTEMS INC         COM              895919108     674       260,000  SH          Sole                260,000
ULTRA CLEAN HLDGS INC            COM              90385V107   2,219       430,000  SH          Sole                430,000
URBAN OUTFITTERS INC             COM              917047102   2,315        76,738  SH          Sole                 76,738

WOODWARD GOVERNOR CO             COM              980745103   1,701        70,100  SH          Sole                 70,100
WORLD WRESTLING ENTMT INC        CL A             98156Q108   1,828       130,500  SH          Sole                130,500
ZILOG INC                        COM PAR $0.01    989524301   3,702     1,429,385  SH          Sole              1,429,385
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